INVESTMENTS IN DEBT AND EQUITY SECURITIES (Narrative) (Details) $ in Thousands, shares in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2022 shares	Mar. 31, 2021 USD ($) vessel	Jun. 30, 2022 USD ($) jackUpRig shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Jun. 30, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Impairment loss					$ (800)
Gain on investments in debt and equity securities			$ 4,466	$ 3,933
Debt securities, available-for-sale			$ 6,315		9,680
Equity securities
Debt Securities, Available-for-sale [Line Items]
Proceeds from sale of equity securities		$ 800
ADS Maritime Holding
Debt Securities, Available-for-sale [Line Items]
Proceeds from dividends received		$ 8,800
Number of vessels sold | vessel		2
Debt and equity securities, realized gain		$ 700
Corporate Bond Securities Oro Negro 12%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)			12.00%
Oro Negro 7.5%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)			7.50%
Debt securities, available-for-sale			$ 0		$ 0
NT Rig Holdco Liquidity 12%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)			12.00%		12.00%
Purchase of corporate bonds			$ 1,400
Proceeds from corporate bonds			$ 5,100
Number of jack up rigs | jackUpRig			5
Gain on investments in debt and equity securities			$ 1,400
Debt securities, available-for-sale			$ 1,696		$ 5,061
NT Rig Holdco 7.5%
Debt Securities, Available-for-sale [Line Items]
Debt instrument, redemption price (in percentage)			7.50%
Debt securities, available-for-sale			$ 0		$ 0
Common stock - Frontline Ltd
Debt Securities, Available-for-sale [Line Items]
Debt and equity securities, realized gain						$ 2,300
Investment owned, balance (in shares) | shares			1.4		1.4
Number of shares repurchased in forward contract (in shares) | shares			1.4				3.4
Principal debt amount			$ 15,600		$ 15,600			$ 36,800
Sale of equity securities, number of shares | shares						2.0
Proceeds from sale and maturity of equity securities						$ 21,100
Forward contract to repurchase shares			16,600		$ 16,400
Common stock - Frontline Ltd | Subsequent event
Debt Securities, Available-for-sale [Line Items]
Number of shares repurchased in forward contract (in shares) | shares	1.4
Common stock - Frontline Ltd | Frontline forward contract
Debt Securities, Available-for-sale [Line Items]
Forward contract to repurchase shares			$ 16,600